FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Galata Acquisition Corp.
Schedule of company's assets that are measured at fair value on a recurring basis

Description	Level	December 31, 2022	December 31, 2021
Assets:
Marketable securities held in the Trust Account	1	$148,744,645	$146,629,787